UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

                        Capstone Series Fund, Inc.
                        (Exact name of registrant as specified in charter)

                        5847 San Felipe
                        Suite 4100
                        Houston, TX 77057
                        (Address of principal executive offices)

                        BISYS Fund Services Ohio, Inc.
                        3435 Stelzer Road
                        Columbus, OH 43219
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-262-6631

Date of fiscal year end:    April 30

Date of reporting period:   January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE SERIES FUND, INC.
STEWARD SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
January 31, 2007
(Unaudited)

                                                      SHARES               VALUE
                                                    -----------         -----------
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (2.1%)
AAR Corp. (b)                                           2,960           $    88,178
Applied Signal Technology, Inc.                         1,190                17,386
Armor Holdings, Inc. (b)                                2,400               145,199
Cubic Corp.                                             1,560                32,604
Curtiss-Wright Corp.                                    3,720               142,030
EDO Corp.                                               1,500                34,830
Esterline Technologies Corp. (b)                        2,110                84,337
Kaman Corp.                                             2,050                46,720
Moog, Inc. (b)                                          3,270               127,497
Teledyne Technologies, Inc. (b)                         2,910               111,017
Triumph Group, Inc.                                     1,300                73,060
                                                                        -----------
                                                                            902,858
                                                                        -----------
AIR FREIGHT & LOGISTICS (0.4%)
EGL, Inc. (b)                                           2,120                80,793
Hub Group, Inc., Class A (b)                            3,680               109,885
                                                                        -----------
                                                                            190,678
                                                                        -----------
AIRLINES (0.4%)
Frontier Airlines Holdings, Inc. (b)                    3,570                26,525
Mesa Air Group, Inc. (b)                                3,400                25,466
SkyWest, Inc.                                           5,150               139,771
                                                                        -----------
                                                                            191,762
                                                                        -----------
AUTO COMPONENTS (0.4%)
Drew Industries, Inc. (b)                               1,450                40,151
LKQ Corp. (b)                                           3,930                84,180
Standard Motor Products, Inc.                           1,310                20,724
Superior Industries International, Inc.                 2,200                44,814
                                                                        -----------
                                                                            189,869
                                                                        -----------
AUTOMOBILES (0.2%)
Coachmen Industries, Inc.                               1,560                16,848
Fleetwood Enterprises, Inc. (b)                         2,470                22,749
Monaco Coach Corp.                                      2,490                37,549
                                                                        -----------
                                                                             77,146
                                                                        -----------
BIOTECHNOLOGY (0.6%)
ArQule, Inc. (b)                                        3,430                22,467
Digene Corp. (b)                                        1,580                81,291
Regeneron Pharmaceuticals, Inc. (b)                     4,170                82,940
Savient Pharmaceuticals, Inc. (b)                       5,320                79,428
                                                                        -----------
                                                                            266,126
                                                                        -----------
BUILDING PRODUCTS (1.4%)
Apogee Enterprises, Inc.                                2,690                51,191
ElkCorp                                                 1,750                75,880
Griffon Corp. (b)                                       2,340                60,278
Lennox International, Inc.                              4,920               149,273
NCI Building Systems, Inc. (b)                          1,770               100,748
Simpson Manufacturing Co., Inc.                         3,170               103,691
Universal Forest Products, Inc.                         1,420                69,438
                                                                        -----------
                                                                            610,499
                                                                        -----------
CAPITAL MARKETS (0.8%)
Investment Technology Group, Inc. (b)                   3,020               131,672

                                                      SHARES               VALUE
                                                    -----------         -----------
LaBranche & Co., Inc. (b)                               5,090           $    47,744
Piper Jaffray Cos., Inc. (b)                            1,530               105,478
SWS Group, Inc.                                         2,385                60,174
                                                                        -----------
                                                                            345,068
                                                                        -----------
CHEMICALS (1.5%)
A. Schulman, Inc.                                       2,620                54,706
Arch Chemicals, Inc.                                    2,010                67,797
Georgia Gulf Corp.                                      2,900                60,349
H.B. Fuller Co.                                         5,040               130,384
MacDermid, Inc.                                         2,270                78,746
Material Sciences Corp. (b)                             1,250                14,775
OM Group, Inc. (b)                                      2,310               112,867
Penford Corp.                                             890                15,940
PolyOne Corp. (b)                                       7,850                57,541
Quaker Chemical Corp.                                     880                19,527
Tronox, Inc., Class B                                   2,570                36,648
Wellman, Inc.                                           1,840                 5,244
                                                                        -----------
                                                                            654,524
                                                                        -----------
COMMERCIAL BANKS (6.1%)
Boston Private Financial Holdings, Inc.                 3,220                93,122
Cascade Bancorp                                           820                21,591
Central Pacific Financial Corp.                         2,760               107,861
Chittenden Corp.                                        4,570               139,202
Community Bank System, Inc.                             2,830                64,128
East West Bancorp, Inc.                                 4,990               191,615
First Bancorp                                           6,930                74,012
First Commonwealth Financial Corp.                      7,250                95,338
First Indiana Corp.                                       940                22,325
First Midwest Bancorp, Inc.                             3,730               140,024
First Republic Bank                                     2,150               115,498
Hanmi Financial Corp.                                   3,750                76,800
Independent Bank Corp.                                  1,995                44,030
Irwin Financial Corp.                                   1,700                37,111
Nara Bancorp, Inc.                                      1,340                26,304
PrivateBancorp, Inc.                                      380                14,208
Prosperity Bancshares, Inc.                             2,500                87,500
Provident Bankshares Corp.                              3,230               114,471
South Financial Group, Inc.                             6,780               175,195
Sterling Bancorp                                        1,230                22,878
Sterling Bancshares, Inc.                               6,600                79,530
Sterling Financial Corp.                                3,135               103,988
Susquehanna Bancshares, Inc.                            4,650               117,366
UCBH Holdings, Inc.                                     7,270               136,313
Umpqua Holdings Corp.                                   4,570               130,017
United Bankshares, Inc.                                 3,510               128,185
Whitney Holding Corp.                                   5,620               177,817
Wintrust Financial Corp.                                2,190               100,280
                                                                        -----------
                                                                          2,636,709
                                                                        -----------
COMMERCIAL SERVICES & SUPPLIES (4.1%)
ABM Industries, Inc.                                    3,610                93,282
Angelica Corp.                                            760                20,376
Bowne & Co., Inc.                                       2,960                44,518
Brady Corp.                                             4,250               159,163
CDI Corp.                                               1,200                31,152
Central Parking Corp.                                   1,640                32,669
Coinstar, Inc. (b)                                      2,270                68,645
Consolidated Graphics, Inc. (b)                           940                58,280
Digitas, Inc. (b)                                       5,540                74,679
G & K Services, Inc.                                    1,730                64,512
Healthcare Services Group                               2,440                70,565

                                                      SHARES               VALUE
                                                    -----------         -----------
Heidrick & Struggles International, Inc. (b)            1,470           $    64,195
John H. Harland Co.                                     2,200               110,836
Labor Ready, Inc. (b)                                   4,620                86,764
Mobile Mini, Inc. (b)                                   2,850                75,782
On Assignment, Inc. (b)                                 2,440                31,500
School Specialty, Inc. (b)                              1,690                65,826
Spherion Corp. (b)                                      5,200                42,796
Standard Register Co.                                   1,280                16,166
Tetra Tech, Inc. (b)                                    5,080                91,338
United Stationers, Inc. (b)                             2,570               130,967
Volt Information Sciences, Inc. (b)                     1,155                40,841
Waste Connections, Inc. (b)                             3,820               166,436
Watson Wyatt & Co. Holdings                             3,450               152,801
                                                                        -----------
                                                                          1,794,089
                                                                        -----------
COMMUNICATIONS EQUIPMENT (1.6%)
Bel Fuse, Inc.                                            970                31,506
Belden CDT, Inc.                                        3,540               153,105
Black Box Corp.                                         1,380                56,690
C-COR, Inc. (b)                                         4,320                59,141
Comtech Telecommunications Corp. (b)                    1,790                64,440
CT Communications, Inc.                                   450                10,994
Digi International, Inc. (b)                            1,920                23,846
Ditech Networks, Inc. (b)                               2,990                21,438
Inter-Tel, Inc.                                         1,980                44,807
NETGEAR, Inc. (b)                                       2,720                70,040
Network Equipment Technologies, Inc. (b)                2,860                25,797
PC-Tel, Inc. (b)                                        2,090                19,751
Symmetricom, Inc. (b)                                   4,070                34,758
Tollgrade Communications, Inc. (b)                      1,330                13,380
ViaSat, Inc. (b)                                        2,060                67,918
                                                                        -----------
                                                                            697,611
                                                                        -----------
COMPUTERS & PERIPHERALS (0.9%)
Adaptec, Inc. (b)                                       9,620                34,632
Avid Technology, Inc. (b)                               3,310               122,471
Hutchinson Technology, Inc. (b)                         2,210                49,106
Komag, Inc. (b)                                         2,470                84,276
Neoware, Inc. (b)                                       1,730                20,431
Novatel Wireless, Inc. (b)                              2,740                30,935
Synaptics, Inc. (b)                                     2,100                56,826
                                                                        -----------
                                                                            398,677
                                                                        -----------
CONSTRUCTION & ENGINEERING (1.9%)
EMCOR Group, Inc. (b)                                   2,640               151,589
Insituform Technologies, Inc. (b)                       2,440                68,100
NVR, Inc. (b)                                             360               249,308
Shaw Group, Inc. (b)                                    6,420               216,739
URS Corp. (b)                                           3,760               161,567
                                                                        -----------
                                                                            847,303
                                                                        -----------
CONSTRUCTION MATERIALS (0.5%)
Headwaters, Inc. (b)                                    3,620                82,246
Texas Industries, Inc.                                  1,970               144,638
                                                                        -----------
                                                                            226,884
                                                                        -----------
CONSUMER FINANCE (0.4%)
Cash America International, Inc.                        2,460               105,067
Rewards Network, Inc. (b)                               2,400                15,624
World Acceptance Corp. (b)                              1,320                58,093
                                                                        -----------
                                                                            178,784
                                                                        -----------

                                                      SHARES               VALUE
                                                    -----------         -----------
CONTAINERS & PACKAGING (0.9%)
AptarGroup, Inc.                                        2,840           $   173,269
Caraustar Industries, Inc. (b)                          2,700                21,492
Chesapeake Corp.                                        1,940                34,066
Myers Industries, Inc.                                  2,810                48,388
Rock-Tenn Co., Class A                                  3,150               103,068
                                                                        -----------
                                                                            380,283
                                                                        -----------
DISTRIBUTORS (0.3%)
Audiovox Corp. (b)                                      2,070                31,919
Building Materials Holding Corp.                        2,530                60,290
Keystone Automotive Industries, Inc. (b)                1,300                46,605
                                                                        -----------
                                                                            138,814
                                                                        -----------
DIVERSIFIED CONSUMER SERVICES (0.3%)
Bright Horizons Family Solutions, Inc. (b)              1,780                69,722
Pre-Paid Legal Services, Inc. (b)                         820                31,882
Universal Technical Institute, Inc. (b)                 1,880                44,462
                                                                        -----------
                                                                            146,066
                                                                        -----------
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal Corp.                                 2,320                66,352
Portfolio Recovery Associates, Inc. (b)                 1,330                57,815
                                                                        -----------
                                                                            124,167
                                                                        -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Commonwealth Telephone Enterprises, Inc.                1,850                78,144
General Communication, Inc. (b)                         4,400                68,024
                                                                        -----------
                                                                            146,168
                                                                        -----------
ELECTRIC UTILITIES (1.3%)
ALLETE, Inc.                                            2,630               126,477
Central Vermont Public Service Corp.                    1,050                26,292
Cleco Corp.                                             4,480               114,419
El Paso Electric Co. (b)                                4,290               104,247
Green Mountain Power Corp.                                410                13,985
UIL Holdings Corp.                                      1,900                73,739
Unisource Energy Corp.                                  3,130               117,438
                                                                        -----------
                                                                            576,597
                                                                        -----------
ELECTRICAL EQUIPMENT (1.5%)
A.O. Smith Corp.                                        1,840                70,564
Acuity Brands, Inc.                                     3,660               212,316
Baldor Electric Co.                                     2,740                96,777
C&D Technologies, Inc.                                  2,640                14,256
MagneTek, Inc. (b)                                      3,870                20,201
REGAL-BELOIT Corp.                                      2,590               130,329
Vicor Corp.                                             1,800                19,098
Woodward Governor Co.                                   2,640               110,458
                                                                        -----------
                                                                            673,999
                                                                        -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.4%)
Aeroflex, Inc. (b)                                      6,490                77,620
Agilysys, Inc.                                          2,800                53,060
Anixter International, Inc. (b)                         2,720               150,333
Bell Microproducts, Inc. (b)                            3,250                23,465
Benchmark Electronics, Inc. (b)                         5,560               125,933
Brightpoint, Inc. (b)                                   4,170                45,912
Checkpoint Systems, Inc. (b)                            3,340                62,759
Cognex Corp.                                            3,830                83,571
Coherent, Inc. (b)                                      2,580                79,335
CTS Corp.                                               3,310                51,305
Electro Scientific Industries, Inc. (b)                 2,640                55,414
Gerber Scientific, Inc. (b)                             2,150                26,510

                                                      SHARES               VALUE
                                                    -----------         -----------
Global Imaging Systems, Inc. (b)                        3,940           $    75,845
Insight Enterprises, Inc. (b)                           4,150                84,370
Itron, Inc. (b)                                         2,040               117,585
Keithley Instruments, Inc.                              1,550                21,809
Littelfuse, Inc. (b)                                    1,880                59,013
LoJack Corp. (b)                                        1,550                27,792
Mercury Computer Systems, Inc. (b)                      1,920                24,806
Methode Electronics, Inc.                               3,370                37,104
Park Electrochemical Corp.                              1,730                46,174
Paxar Corp. (b)                                         3,300                72,534
Photon Dynamics, Inc. (b)                               1,640                18,516
Planar Systems, Inc. (b)                                1,390                14,470
RadiSys Corp. (b)                                       1,890                31,771
Rogers Corp. (b)                                        1,430                73,902
ScanSource, Inc. (b)                                    2,140                62,788
Technitrol, Inc.                                        3,390                74,648
Trimble Navigation Ltd. (b)                             4,420               250,083
X-Rite, Inc.                                            1,800                20,214
                                                                        -----------
                                                                          1,948,641
                                                                        -----------
ENERGY EQUIPMENT & SERVICES (3.3%)
Atwood Oceanics, Inc. (b)                               2,400               116,088
Bristow Group, Inc. (b)                                 2,040                76,194
CARBO Ceramics, Inc.                                    1,750                64,540
Dril-Quip, Inc. (b)                                     1,820                67,704
Helix Energy Solutions Group, Inc. (b)                  6,700               215,538
Input/Output, Inc. (b)                                  6,200                84,878
Lone Star Technologies, Inc. (b)                        2,510               121,359
Lufkin Industries, Inc.                                 1,210                72,419
Oceaneering International, Inc. (b)                     4,350               171,695
SEACOR Holdings, Inc. (b)                               1,750               177,153
Unit Corp. (b)                                          3,780               183,253
W-H Energy Services, Inc. (b)                           2,520               114,358
                                                                        -----------
                                                                          1,465,179
                                                                        -----------
FOOD & STAPLES RETAILING (1.1%)
Casey's General Stores, Inc.                            4,380               111,778
Great Atlantic & Pacific Tea Co., Inc.                  1,750                50,523
Longs Drug Stores Corp.                                 2,280                98,040
Nash Finch Co.                                          1,080                31,190
Performance Food Group Co. (b)                          2,910                86,311
United Natural Foods, Inc. (b)                          3,490               115,309
                                                                        -----------
                                                                            493,151
                                                                        -----------
FOOD PRODUCTS (1.9%)
Corn Products International, Inc.                       5,870               201,047
Delta and Pine Land Co.                                 1,760                71,632
Flowers Foods, Inc.                                     4,390               123,447
Hain Celestial Group, Inc. (b)                          3,160                92,904
J & J Snack Foods Corp.                                 1,140                47,059
Lance, Inc.                                             2,540                54,026
Mannatech, Inc.                                           210                 3,387
Peet's Coffee & Tea, Inc. (b)                           1,170                30,245
Ralcorp Holdings, Inc. (b)                              2,140               118,428
Sanderson Farms, Inc.                                   1,250                39,525
TreeHouse Foods, Inc. (b)                               2,330                69,457
                                                                        -----------
                                                                            851,157
                                                                        -----------
GAS UTILITIES (3.0%)
Atmos Energy Corp.                                      7,510               234,611
Cascade Natural Gas Corp.                               1,150                29,912
Laclede Group, Inc.                                     2,060                66,909
New Jersey Resources Corp.                              2,570               119,762
Northwest Natural Gas Co.                               3,000               122,070

                                                      SHARES               VALUE
                                                    -----------         -----------
Piedmont Natural Gas Co., Inc.                          7,550           $   194,866
South Jersey Industries, Inc.                           2,660                87,886
Southern Union Co.                                      8,360               232,492
Southwest Gas Corp.                                     4,010               157,393
UGI Corp.                                               2,490                68,251
                                                                        -----------
                                                                          1,314,152
                                                                        -----------
HEALTH CARE EQUIPMENT & SUPPLIES (5.7%)
Allscripts Healthcare Solutions, Inc. (b)               3,090                94,554
American Medical Systems Holdings, Inc. (b)             5,730               114,027
Analogic Corp.                                          1,090                64,005
ArthroCare Corp. (b)                                    2,160                79,704
BioLase Technology, Inc. (b)                            2,140                18,404
Biosite, Inc. (b)                                       1,390                74,893
CONMED Corp. (b)                                        2,320                56,144
Cooper Cos., Inc.                                       3,490               166,473
Datascope Corp.                                         1,030                38,048
DJ Orthopedics, Inc. (b)                                1,860                77,004
Greatbatch, Inc. (b)                                    1,860                54,665
Haemonetics Corp. (b)                                   2,200               106,128
Hologic, Inc. (b)                                       4,010               222,756
ICU Medical, Inc. (b)                                   1,180                46,551
IDEXX Laboratories, Inc. (b)                            2,420               207,660
Immucor, Inc. (b)                                       5,595               176,466
Integra LifeSciences Holdings (b)                       1,550                66,728
Invacare Corp.                                          2,660                57,429
Kensey Nash Corp. (b)                                     900                28,512
Mentor Corp.                                            3,020               153,990
Meridian Bioscience Inc.                                1,220                36,173
Merit Medical Systems, Inc. (b)                         2,520                39,715
Osteotech, Inc. (b)                                     1,820                 9,974
Palomar Medical Technologies, Inc. (b)                  1,400                69,664
Possis Medical, Inc. (b)                                1,820                24,534
Respironics, Inc. (b)                                   5,830               248,357
SurModics, Inc. (b)                                     1,330                47,827
Theragenics Corp. (b)                                   3,170                15,692
Viasys Healthcare, Inc. (b)                             2,660                78,284
Vital Signs, Inc.                                         500                26,000
                                                                        -----------
                                                                          2,500,361
                                                                        -----------
HEALTH CARE PROVIDERS & SERVICES (4.2%)
Amedisys, Inc. (b)                                      1,720                55,590
AMERIGROUP Corp. (b)                                    4,180               151,567
AMN Healthcare Services, Inc. (b)                       2,090                54,089
AmSurg Corp. (b)                                        2,420                53,240
Centene Corp. (b)                                       3,560                88,715
Chemed Corp.                                            2,090                76,285
Cross Country Healthcare, Inc. (b)                      1,990                44,894
CryoLife, Inc. (b)                                      2,330                19,595
Genesis HealthCare Corp. (b)                            1,510                92,442
Gentiva Health Services, Inc. (b)                       2,260                44,748
Healthways, Inc. (b)                                    2,760               125,332
Hooper Holmes, Inc. (b)                                 6,100                20,557
inVentiv Health Inc. (b)                                2,350                82,462
LCA-Vision, Inc.                                        1,730                66,986
Matria Healthcare, Inc. (b)                             1,740                48,076
Odyssey Healthcare, Inc. (b)                            2,880                35,741
Owens & Minor, Inc.                                     3,380               113,061
Pediatrix Medical Group, Inc. (b)                       3,850               202,279
RehabCare, Inc. (b)                                     1,390                21,100

                                                      SHARES               VALUE
                                                    -----------         -----------
Sierra Health Services, Inc. (b)                        4,110           $   165,222
Sunrise Senior Living, Inc. (b)                         3,570               127,663
United Surgical Partners International, Inc. (b)        3,640               110,911
USANA Health Sciences, Inc. (b)                           770                40,872
                                                                        -----------
                                                                          1,841,427
                                                                        -----------
HEALTH CARE TECHNOLOGY (0.1%)
Dendrite International, Inc. (b)                        3,820                41,676
                                                                        -----------
HOTELS, RESTAURANTS & LEISURE (2.9%)
CEC Entertainment, Inc. (b)                             2,920               123,487
CKE Restaurants, Inc.                                   4,420                87,383
IHOP Corp.                                              1,440                76,608
Jack in the Box, Inc. (b)                               2,790               172,394
Marcus Corp.                                            2,370                56,667
O'Charley's, Inc. (b)                                   2,090                44,392
P.F. Chang's China Bistro, Inc. (b)                     2,250                89,123
Panera Bread Co. (b)                                    2,520               148,579
Papa John's International, Inc. (b)                     2,170                59,935
RARE Hospitality International, Inc. (b)                3,030                95,566
Red Robin Gourmet Burgers, Inc. (b)                     1,320                47,190
Sonic Corp. (b)                                         6,720               149,251
Steak n Shake Co. (b)                                   2,480                43,747
Triarc Cos., Inc., Class B                              5,160               100,878
                                                                        -----------
                                                                          1,295,200
                                                                        -----------
HOUSEHOLD DURABLES (1.5%)
Bassett Furniture Industries, Inc.                      1,340                21,226
Champion Enterprises, Inc. (b)                          3,340                27,421
Ethan Allen Interiors, Inc.                             2,860               107,736
Interface, Inc. (b)                                     4,410                67,120
La-Z-Boy, Inc.                                          4,800                61,824
Lenox Group, Inc. (b)                                   1,430                 5,377
Libbey, Inc.                                            1,180                14,042
M/I Homes, Inc.                                         1,070                38,606
Meritage Homes Corp. (b)                                1,800                80,010
National Presto Industries, Inc.                          430                27,004
Russ Berrie & Co., Inc. (b)                             1,300                19,240
Skyline Corp.                                             660                24,941
Standard Pacific Corp.                                  5,310               145,707
                                                                        -----------
                                                                            640,254
                                                                        -----------
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co. (b)                            1,250                55,987
Spectrum Brands, Inc. (b)                               3,250                39,325
WD-40 Co.                                               1,460                48,078
                                                                        -----------
                                                                            143,390
                                                                        -----------
INDUSTRIAL CONGLOMERATES (0.2%)
Standex International Corp.                             1,030                30,014
Tredegar Corp.                                          2,470                56,736
                                                                        -----------
                                                                             86,750
                                                                        -----------
INSURANCE (3.2%)
Delphi Financial Group, Inc.                            3,825               150,858
Hilb, Rogal & Hobbs Co.                                 2,980               125,905
Infinity Property & Casualty Corp.                      1,680                80,371
LandAmerica Financial Group, Inc.                       1,390                87,653
Philadelphia Consolidated Holding Corp. (b)             4,630               208,627
Presidential Life Corp.                                 1,910                41,504
ProAssurance Corp. (b)                                  2,810               142,720
RLI Corp.                                               1,840               101,826

                                                      SHARES               VALUE
                                                    -----------         -----------
Safety Insurance Group, Inc.                            1,170           $    57,143
SCPIE Holdings, Inc. (b)                                  950                24,871
Selective Insurance Group, Inc.                         2,360               121,422
Stewart Information Services Corp.                      1,440                60,538
United Fire & Casualty Co.                              1,590                53,822
Zenith National Insurance Corp.                         3,025               138,243
                                                                        -----------
                                                                          1,395,503
                                                                        -----------
INTERNET SOFTWARE & SERVICES (1.2%)
Bankrate, Inc. (b)                                      1,020                40,300
Concur Technologies, Inc. (b)                             550                 8,278
Digital Insight Corp. (b)                               2,790               108,503
InfoSpace, Inc. (b)                                     2,410                56,008
J2 Global Communications, Inc. (b)                      3,640                96,387
MIVA, Inc. (b)                                          2,930                12,746
Stamps.com Inc. (b)                                     1,700                24,871
United Online, Inc.                                     5,150                72,306
Webex Communications, Inc. (b)                          3,190               118,285
                                                                        -----------
                                                                            537,684
                                                                        -----------
IT SERVICES (2.3%)
CACI International, Inc. (b)                            2,440               114,753
Carreker Corp. (b)                                      2,310                18,388
Cerner Corp. (b)                                        5,100               229,142
Ciber, Inc. (b)                                         4,790                32,955
eFunds Corp. (b)                                        3,930               105,010
Gevity HR, Inc.                                         2,340                51,644
Global Payments, Inc.                                   4,980               188,045
Keane, Inc. (b)                                         3,950                48,072
ManTech International Corp. (b)                         1,720                58,686
MAXIMUS, Inc.                                           1,610                48,542
StarTek, Inc.                                           1,070                10,978
Sykes Enterprises Inc. (b)                              2,220                32,434
TALX Corp.                                              2,745                87,456
                                                                        -----------
                                                                          1,026,105
                                                                        -----------
LEISURE EQUIPMENT & PRODUCTS (0.7%)
Arctic Cat, Inc.                                        1,290                23,801
JAKKS Pacific, Inc. (b)                                 2,350                47,635
K2, Inc. (b)                                            4,250                51,340
MarineMax, Inc. (b)                                     1,470                35,515
Nautilus Group, Inc.                                    2,960                48,278
RC2 Corp. (b)                                           1,690                66,771
Sturm, Ruger & Co., Inc. (b)                            2,580                26,858
                                                                        -----------
                                                                            300,198
                                                                        -----------
LIFE SCIENCES TOOLS AND SERVICES (0.5%)
Cambrex Corp.                                           2,310                50,543
Enzo Biochem, Inc. (b)                                  2,500                37,100
Kendle International, Inc. (b)                          1,050                40,782
PAREXEL International Corp. (b)                         2,240                73,359
Pharmanet Development Group, Inc. (b)                   1,590                31,562
                                                                        -----------
                                                                            233,346
                                                                        -----------
MACHINERY (5.2%)
A.S.V., Inc. (b)                                        1,710                28,985
Albany International Corp.                              2,480                84,171
Applied Industrial Technologies, Inc.                   3,360                82,320
Astec Industries, Inc. (b)                              1,580                56,896
Barnes Group, Inc.                                      3,300                70,686
Briggs & Stratton Corp.                                 4,370               129,527
CLARCOR, Inc.                                           4,670               161,862
Compagnie Generale de                                   5,787               229,802

                                                      SHARES               VALUE
                                                    -----------         -----------
Geophysique-Veritas, Sponsored ADR (b)
EnPro Industries, Inc. (b)                              1,850           $    61,143
Gardner Denver, Inc. (b)                                4,300               165,765
IDEX Corp.                                              4,540               235,626
Intevac, Inc. (b)                                       1,420                31,396
Kaydon Corp.                                            2,460               106,026
Lindsay Manufacturing Co.                               1,080                34,333
Lydall, Inc. (b)                                        1,770                23,700
Mueller Industries, Inc.                                3,120               101,618
Robbins & Myers, Inc.                                   1,190                51,741
The Manitowoc Co., Inc.                                 4,800               248,929
Toro Co.                                                3,540               181,496
Valmont Industries, Inc.                                1,490                82,650
Wabash National Corp.                                   2,780                44,313
Watts Water Technologies, Inc.                          2,220                97,613
                                                                        -----------
                                                                          2,310,598
                                                                        -----------
MARINE (0.4%)
Kirby Corp. (b)                                         4,630               164,411
                                                                        -----------
MEDIA (0.7%)
4Kids Entertainment, Inc. (b)                           1,330                26,028
ADVO, Inc.                                              2,730                89,489
Live Nation, Inc. (b)                                   5,460               134,753
Radio One, Inc., Class D (b)                            5,330                39,176
                                                                        -----------
                                                                            289,446
                                                                        -----------
METALS & MINING (2.5%)
A.M. Castle & Co.                                         920                23,000
AMCOL International Corp.                               1,980                59,519
Brush Engineered Materials, Inc. (b)                    1,670                55,260
Carpenter Technology Corp.                              1,970               230,687
Chaparral Steel Co.                                     3,780               193,838
Cleveland Cliffs, Inc.                                  3,380               184,751
Quanex Corp.                                            3,115               122,077
RTI International Metals, Inc. (b)                      1,830               149,603
Ryerson Tull, Inc.                                      2,190                68,700
Steel Technologies, Inc.                                1,040                19,292
                                                                        -----------
                                                                          1,106,727
                                                                        -----------
MULTI-UTILITIES (0.4%)
Avista Corp.                                            4,480               112,672
CH Energy Group, Inc.                                   1,060                54,102
                                                                        -----------
                                                                            166,774
                                                                        -----------
MULTILINE RETAIL (0.2%)
Fred's, Inc.                                            3,490                46,941
Tuesday Morning Corp.                                   2,390                39,817
                                                                        -----------
                                                                             86,758
                                                                        -----------
OIL, GAS & CONSUMABLE FUELS (3.1%)
Cabot Oil & Gas Corp.                                   4,000               259,439
Frontier Oil Corp.                                      8,830               250,860
Hornbeck Offshore Services, Inc. (b)                    1,170                32,198
Massey Energy Co.                                       6,350               150,432
Penn Virginia Corp.                                     1,600               117,248
Petroleum Development Corp. (b)                         1,390                71,210
St. Mary Land & Exploration Co.                         4,760               171,312
Stone Energy Corp. (b)                                  2,300                78,177
Swift Energy Co. (b)                                    2,440               108,190
World Fuel Services Corp.                               2,310               105,914
                                                                        -----------
                                                                          1,344,980
                                                                        -----------
PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies, Inc. (b)                          3,050                36,509
Deltic Timber Corp.                                       930                49,774

                                                      SHARES               VALUE
                                                    -----------         -----------
Neenah Paper, Inc.                                      1,520           $    51,877
Pope & Talbot, Inc. (b)                                 1,750                12,268
Wausau-Mosinee Paper Corp.                              5,250                74,759
                                                                        -----------
                                                                            225,187
                                                                        -----------
PERSONAL PRODUCTS (0.7%)
NBTY, Inc. (b)                                          4,490               232,807
Playtex Products, Inc. (b)                              5,480                77,158
                                                                        -----------
                                                                            309,965
                                                                        -----------
PHARMACEUTICALS (0.8%)
Alpharma, Inc., Class A                                 3,500                96,425
Bradley Pharmaceuticals, Inc. (b)                       1,330                26,746
MGI Pharma, Inc. (b)                                    6,460               124,161
Noven Pharmaceuticals, Inc. (b)                         2,000                54,720
Sciele Pharma, Inc. (b)                                 2,370                56,288
                                                                        -----------
                                                                            358,340
                                                                        -----------
REAL ESTATE INVESTMENT TRUST (3.2%)
Colonial Properties Trust                               4,220               207,414
Entertainment Properties Trust                          2,630               170,582
Inland Real Estate Corp.                                4,560                92,203
Lexington Corp. Properties Trust                        5,850               124,488
LTC Properties, Inc.                                    2,490                70,218
Mid-America Apartment Communities, Inc.                   930                55,912
National Retail Properties, Inc.                        6,340               150,575
New Century Financial Corp.                             3,890               117,750
Parkway Properties, Inc.                                1,420                77,887
PS Business Parks, Inc.                                 1,820               136,882
Senior Housing Properties Trust                         3,480                90,410
Sovran Self Storage, Inc.                               1,950               117,000
                                                                        -----------
                                                                          1,411,321
                                                                        -----------
ROAD & RAIL (1.1%)
Arkansas Best Corp.                                     2,320                88,670
Heartland Express, Inc.                                 5,773                97,737
Kansas City Southern (b)                                6,340               190,580
Knight Transportation, Inc.                             1,230                23,124
Old Dominion Freight Line, Inc. (b)                     2,675                74,312
                                                                        -----------
                                                                            474,423
                                                                        -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Actel Corp. (b)                                         2,520                45,007
Advanced Energy Industries, Inc. (b)                    2,650                45,925
Atmi, Inc. (b)                                          3,040               101,658
Axcelis Technologies, Inc. (b)                          8,830                56,865
Brooks Automation, Inc. (b)                             6,560                91,315
Cabot Microelectronics Corp. (b)                        1,430                43,172
Cohu, Inc.                                              2,020                40,400
Cymer, Inc. (b)                                         3,150               133,025
Diodes, Inc. (b)                                        1,720                63,072
DSP Group, Inc. (b)                                     2,690                56,436
Exar Corp. (b)                                          3,470                45,457
FEI Co. (b)                                             2,260                56,862
Kopin Corp. (b)                                         6,460                24,936
Microsemi Corp. (b)                                     5,070                92,274
MKS Instruments, Inc. (b)                               1,560                34,117
Pericom Semiconductor Corp. (b)                         2,720                27,118
Photronics, Inc. (b)                                    3,690                61,475
Rudolph Technologies, Inc. (b)                          2,280                35,636
Skyworks Solutions, Inc. (b)                           13,800                90,666
Standard Microsystems Corp. (b)                         1,830                51,057
Supertex, Inc. (b)                                      1,110                41,447
Ultratech, Inc. (b)                                     2,160                26,222

                                                      SHARES               VALUE
                                                    -----------         -----------
Varian Semiconductor Equipment                          4,435           $   182,501
Associates, Inc. (b)
Veeco Instruments, Inc. (b)                             2,450                47,016
                                                                        -----------
                                                                          1,493,659
                                                                        -----------
SOFTWARE (3.1%)
Altiris, Inc. (b)                                       2,140                70,042
ANSYS, Inc. (b)                                         2,750               137,198
Captaris, Inc. (b)                                      3,060                26,959
Catapult Communications Corp. (b)                       1,080                 9,839
Epicor Software Corp. (b)                               4,730                65,511
EPIQ Systems, Inc. (b)                                  1,190                21,503
Hyperion Solutions Corp. (b)                            4,640               195,900
JDA Software Group, Inc. (b)                            2,680                42,880
Kronos, Inc. (b)                                        2,570                97,660
Manhattan Associates, Inc. (b)                          2,310                64,842
MapInfo Corp. (b)                                       1,950                26,618
MICROS Systems, Inc. (b)                                3,090               173,966
Napster, Inc. (b)                                       4,650                18,647
Phoenix Technologies Ltd. (b)                           2,470                15,536
Progress Software Corp. (b)                             3,510                99,719
Radiant Systems, Inc. (b)                               2,010                22,673
Secure Computing Corp. (b)                              4,590                30,569
Sonic Solutions (b)                                     2,190                40,187
SPSS, Inc. (b)                                          1,440                44,669
THQ, Inc. (b)                                           5,310               160,892
                                                                        -----------
                                                                          1,365,810
                                                                        -----------
SPECIALTY RETAIL (4.3%)
Aaron Rents, Inc.                                       3,810               112,471
Cato Corp.                                              2,710                61,165
Children's Place Retail Stores, Inc. (b)                1,820                98,662
Christopher & Banks Corp.                               3,110                55,296
Cost Plus, Inc. (b)                                     1,850                19,055
CPI Corp.                                                 230                12,418
Dress Barn, Inc. (b)                                    3,980                89,431
Finish Line, Inc., Class A                              3,890                49,675
Genesco, Inc. (b)                                       1,850                72,872
Group 1 Automotive, Inc.                                1,840                97,520
Guitar Center, Inc. (b)                                 2,190               100,193
Gymboree Corp. (b)                                      2,620               113,419
Hancock Fabrics, Inc. (b)                               2,230                 8,920
Haverty Furniture Cos., Inc.                            1,930                29,548
Hot Topic, Inc. (b)                                     4,040                42,056
Jo-Ann Stores, Inc. (b)                                 1,860                47,021
Jos. A. Bank Clothiers, Inc. (b)                        1,312                40,620
Men's Wearhouse, Inc.                                   4,300               184,641
Midas Group, Inc. (b)                                   1,240                28,061
Movado Group, Inc.                                        580                16,646
Pep Boys - Manny, Moe & Jack, Inc.                      4,790                73,335
Sonic Automotive, Inc., Class A                         2,610                81,824
Stage Stores, Inc.                                      2,235                71,721
Stein Mart, Inc.                                        2,560                34,586
Tractor Supply Co. (b)                                  2,760               138,910
Tween Brands, Inc. (b)                                  2,750                94,023
Zale Corp. (b)                                          4,060               111,731
                                                                        -----------
                                                                          1,885,820
                                                                        -----------
TEXTILES APPAREL & LUXURY GOODS (2.9%)
Ashworth, Inc. (b)                                      1,380                10,502
Brown Shoe Company, Inc.                                2,400               130,440
Crocs, Inc. (b)                                         2,460               123,836
Deckers Outdoor Corp. (b)                                 940                54,811
Fossil, Inc. (b)                                        4,080                91,841

                                                      SHARES               VALUE
                                                    -----------         -----------
K-Swiss, Inc., Class A                                  2,310           $    73,042
Kellwood Co.                                            2,310                75,768
Oxford Industries, Inc.                                 1,300                62,127
Phillips-Van Heusen Corp.                               4,100               226,116
Quiksilver, Inc. (b)                                    9,880               140,395
Skechers U.S.A., Inc., Class A (b)                      2,210                78,322
Stride Rite Corp.                                       3,680                63,517
Wolverine World Wide, Inc.                              4,930               151,696
                                                                        -----------
                                                                          1,282,413
                                                                        -----------
THRIFTS & MORTGAGE FINANCE (1.9%)
Anchor BanCorp of Wisconsin, Inc.                       1,630                48,672
Bank Mutual Corp.                                       3,550                41,890
BankAtlantic Bancorp, Inc.                              4,470                59,362
BankUnited Financial Corp., Class A                     2,880                79,459
Brookline Bancorp, Inc.                                 5,960                79,328
Dime Community Bancshares, Inc.                         2,650                35,590
Downey Financial Corp.                                  1,550               110,886
FirstFed Financial Corp. (b)                            1,350                93,083
Flagstar Bancorp, Inc.                                  3,430                49,769
Franklin Bank Corp. (b)                                 1,980                37,620
Fremont General Corp.                                   5,490                74,664
MAF Bancorp, Inc.                                       2,590               116,394
                                                                        -----------
                                                                            826,717
                                                                        -----------
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Lawson Products, Inc.                                     410                18,200
Watsco, Inc.                                            2,050               104,591
                                                                        -----------
                                                                            122,791
                                                                        -----------
WATER UTILITIES (0.1%)
American States Water Co.                               1,680                65,839
                                                                        -----------
TOTAL COMMON STOCKS (COST $38,802,921)                                   43,800,834
                                                                        -----------
SHORT-TERM INVESTMENTS (0.6%)
AIM Short Term Prime Money Market, 5.25% (c)           19,490                19,490
Fifth Third Institutional Government
   Money Market Fund, 5.00% (c)                       229,407               229,407
                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (COST $248,897)                                248,897
                                                                        -----------

TOTAL INVESTMENTS (COST $39,051,818) (a) - 100.1%                       $44,049,731
                                                                        ===========

-----------

Percentages indicated are based on net assets as of January 31, 2007.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation                   $   7,459,347
Unrealized depreciation                      (2,506,912)
                                          -------------
Net unrealized appreciation               $   4,952,435
                                          =============

(b)  Represents non-income producing security.
(c)  Rate shown represents the rate as of January 31, 2007.

ADR - American Depository Receipts

See notes to schedule of portfolio investments.

NOTES TO PORTFOLIO OF INVESTMENTS
Capstone Series Fund, Inc.
January 31, 2007
(Unaudited)

1) PORTFOLIO VALUATION:
Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date, if the ex-dividend date has passed.

*For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(B) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE ACT (17 CFR 270.30a-3(d)) THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capstone Series Fund, Inc.

By: /s/ Edward L. Jaroski
    ---------------------
    Edward L. Jaroski, President

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Edward L. Jaroski
    ---------------------
    Edward L. Jaroski, President

Date: March 30, 2007

By: /s/ Carla Homer
    ---------------
    Carla Homer, Treasurer

Date: March 30, 2007